Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin New York Tax-Free Trust
Entity Central Index Key	0000798523
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin New York Intermediate-Term Tax-Free Income Fund
Class Name	Class A
Trading Symbol	FKNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 8.32%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 10.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight duration exposure to bonds with 10 or more years to maturity, as municipal (muni) bond yields decline across the curve.
↑	Tilt toward lower-rated investment-grade securities and bonds with no external credit rating contributed to relative returns, as did selection in A and AAA rated issuers.

Top detractors from performance:
↓	Underweight to muni bonds with five years to maturity curbed performance during the period.
↓	Selection among AA rated securities hindered relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	8.32	0.64	1.58
Class A (with sales charge)	5.89	0.18	1.35
Bloomberg Municipal Bond Index	10.37	1.39	2.52
Bloomberg New York Municipal Bond Index	10.88	1.35	2.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 544,525,039
Holdings Count | $ / shares	175	[1]
Advisory Fees Paid, Amount	$ 2,737,636
Investment Company Portfolio Turnover	11.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$544,525,039
Total Number of Portfolio Holdings*	175
Total Management Fee Paid	$2,737,636
Portfolio Turnover Rate	11.18%
[1]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
In February 2024, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York State personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin New York Intermediate-Term Tax-Free Income Fund
Class Name	Class A1
Trading Symbol	FKNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A1 shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 8.38%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 10.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight duration exposure to bonds with 10 or more years to maturity, as municipal (muni) bond yields decline across the curve.
↑	Tilt toward lower-rated investment-grade securities and bonds with no external credit rating contributed to relative returns, as did selection in A and AAA rated issuers.

Top detractors from performance:
↓	Underweight to muni bonds with five years to maturity curbed performance during the period.
↓	Selection among AA rated securities hindered relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A1	8.38	0.77	1.68
Class A1 (with sales charge)	5.91	0.31	1.45
Bloomberg Municipal Bond Index	10.37	1.39	2.52
Bloomberg New York Municipal Bond Index	10.88	1.35	2.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 544,525,039
Holdings Count | $ / shares	175	[2]
Advisory Fees Paid, Amount	$ 2,737,636
Investment Company Portfolio Turnover	11.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$544,525,039
Total Number of Portfolio Holdings*	175
Total Management Fee Paid	$2,737,636
Portfolio Turnover Rate	11.18%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
In February 2024, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York State personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin New York Intermediate-Term Tax-Free Income Fund
Class Name	Class C
Trading Symbol	FKNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$131	1.26%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 7.86%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 10.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight duration exposure to bonds with 10 or more years to maturity, as municipal (muni) bond yields decline across the curve.
↑	Tilt toward lower-rated investment-grade securities and bonds with no external credit rating contributed to relative returns, as did selection in A and AAA rated issuers.

Top detractors from performance:
↓	Underweight to muni bonds with five years to maturity curbed performance during the period.
↓	Selection among AA rated securities hindered relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	7.86	0.22	1.11
Class C (with sales charge)	6.86	0.22	1.11
Bloomberg Municipal Bond Index	10.37	1.39	2.52
Bloomberg New York Municipal Bond Index	10.88	1.35	2.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 544,525,039
Holdings Count | $ / shares	175	[3]
Advisory Fees Paid, Amount	$ 2,737,636
Investment Company Portfolio Turnover	11.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$544,525,039
Total Number of Portfolio Holdings*	175
Total Management Fee Paid	$2,737,636
Portfolio Turnover Rate	11.18%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
In February 2024, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York State personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin New York Intermediate-Term Tax-Free Income Fund
Class Name	Class R6
Trading Symbol	FKNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 8.53%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 10.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight duration exposure to bonds with 10 or more years to maturity, as municipal (muni) bond yields decline across the curve.
↑	Tilt toward lower-rated investment-grade securities and bonds with no external credit rating contributed to relative returns, as did selection in A and AAA rated issuers.

Top detractors from performance:
↓	Underweight to muni bonds with five years to maturity curbed performance during the period.
↓	Selection among AA rated securities hindered relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	8.53	0.93	1.81
Bloomberg Municipal Bond Index	10.37	1.39	2.52
Bloomberg New York Municipal Bond Index	10.88	1.35	2.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 544,525,039
Holdings Count | $ / shares	175	[4]
Advisory Fees Paid, Amount	$ 2,737,636
Investment Company Portfolio Turnover	11.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$544,525,039
Total Number of Portfolio Holdings*	175
Total Management Fee Paid	$2,737,636
Portfolio Turnover Rate	11.18%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
In February 2024, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York State personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin New York Intermediate-Term Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	FNYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin New York Intermediate-Term Tax-Free Income Fund for the period October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Advisor Class shares of Franklin New York Intermediate-Term Tax-Free Income Fund returned 8.56%. The Fund compares its performance to the Bloomberg New York Municipal Bond Index, which returned 10.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight duration exposure to bonds with 10 or more years to maturity, as municipal (muni) bond yields decline across the curve.
↑	Tilt toward lower-rated investment-grade securities and bonds with no external credit rating contributed to relative returns, as did selection in A and AAA rated issuers.

Top detractors from performance:
↓	Underweight to muni bonds with five years to maturity curbed performance during the period.
↓	Selection among AA rated securities hindered relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Advisor Class	8.56	0.89	1.78
Bloomberg Municipal Bond Index	10.37	1.39	2.52
Bloomberg New York Municipal Bond Index	10.88	1.35	2.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 544,525,039
Holdings Count | $ / shares	175	[5]
Advisory Fees Paid, Amount	$ 2,737,636
Investment Company Portfolio Turnover	11.18%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$544,525,039
Total Number of Portfolio Holdings*	175
Total Management Fee Paid	$2,737,636
Portfolio Turnover Rate	11.18%
[5]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
In February 2024, the Fund’s dollar-weighted average portfolio maturity range changed from “three to ten years” to “six to twelve years,” which means that the Fund’s dollar-weighted average portfolio maturity may be slightly longer than in the past. In addition, the Fund’s disclosure has been clarified to reflect that, although the Fund tries to invest all of its assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York State personal income taxes, it is possible that the Fund may invest in securities that pay interest subject to federal or state income taxes (subject to its 20% limit on such investments), which could increase a shareholder’s tax liability.
This is a summary of certain changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by February 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Does not include derivatives, except purchased options, if any.